UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2002
                                                 ----------------------

Check here if Amendment [  ];       Amendment Number
                                                     ------------------

This Amendment (Check only one):          [  ]     is a restatement,
                                          [  ]     adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     CJ Capital Management, LLC
          ----------------------------------------------------------------------
Address:  230 S. Bemiston, Suite 1400
          ----------------------------------------------------------------------
          St. Louis, Missouri 63105
          ----------------------------------------------------------------------


Form 13F File Number:       28-10055
                            --------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

         Person Signing this Report on Behalf of Reporting Manager:

         Name:    C. Dennis Kemper
                  --------------------------------------------------------------

         Title:   President
                  --------------------------------------------------------------

         Phone:   (314) 863-0755
                  --------------------------------------------------------------

         Signature, Place, and Date of Signing:

         /s/ C. Dennis Kemper           St. Louis, Missouri     2/13/03
         ----------------------------   -------------------    -----------------
         [Signature] [City, State] [Date]

         Report Type (Check only one):

         [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

         [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

         [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

         Number of Other Included Managers:                      -0-

         Form 13F Information Table Entry Total:                 83
                                                              -------

         Form 13F Information Table Value Total:              $74,266,000.00
                                                              ==============

List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         None.

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

                           FORM 13F INFORMATION TABLE

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Column 1           Column 2     Column 3        Column 4           Column 5        Column 6    Column 7          Column 8
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Names of           Title of                      Value       Shrs or  Sh/   Pct/  Investment    Other       Sole   Shared   None
Issuer              Class         CUSIP         [X$1000]     Prn Amt  Prn   Call  Discretion   Managers
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
3 M Company        Common       604059105       1,393        11,298     Sh            Sole                 11,298
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Alloy Inc          Common       019855105         110        10,000     Sh            Sole                 10,000
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American
Express Co         Common       025816109       1,827        51,689     Sh            Sole                 51,689
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American Intl.
Group Inc          Common       026874107         711        12,293     Sh            Sole                 12,293
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American Std
Cos Inc            Common       029712106         231         3,250     Sh            Sole                  3,250
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Amgen Inc          Common       031162100         673        13,930     Sh            Sole                 13,930
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Analog Devices
Inc                Common       032654105         425        17,800     Sh            Sole                 17,800
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Anheuser Busch
Cos Inc            Common       035229103      13,973       288,700     Sh            Sole                288,700
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Applied Matls
Inc                Common       038222105         450        34,500     Sh            Sole                 34,500
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Automatic Data
Processing Inc     Common       053015103         531        13,530     Sh            Sole                 13,530
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Axeda Systems
Inc                Common       054959101         237       296,686     Sh            Sole                296,686
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Bank of America
Corporation        Common       060505104         926        13,306     Sh            Sole                 13,306
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Berkshire
Hathaway Inc
Del                CLB          084670207       1,365           563     Sh            Sole                    563
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Boeing Co          Common       097023105         548        16,597     Sh            Sole                 16,597
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BP PLC             Sponsored
                   ADR          055622104         610        15,002     Sh            Sole                 15,002
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Brinker
International Inc. Common       10964110          516        16,000     Sh            Sole                 16,000
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Bristol Myers
Squibb Co          Common       110122108         248        10,715     Sh            Sole                 10,715
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Chevrontexaco
Corp               Common       166764100         349         5,247     Sh            Sole                  5,247
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Cisco Sys Inc      Common       17275R102       2,078       158,620     Sh            Sole                158,620
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Citigroup Inc      Common       172967101         367        10,419     Sh            Sole                 10,419
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Coca Cola Co       Common       191216100         340         7,750     Sh            Sole                  7,750
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Colgate
Palmolive Co       Common       194162103         288         5,500     Sh            Sole                  5,500
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ConocoPhillips     Common       20825C104         221         4,569     Sh            Sole                  4,569
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Danaher Corp
Del                Common       235851102         607         9,245     Sh            Sole                  9,245
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Disney Walt Co     Common       254687106       1,052        64,500     Sh            Sole                 64,500
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Emerson Elec Co    Common       291011104       1,294        25,441     Sh            Sole                 25,441
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Exxon Mobil
Corp               Common       30231G102       3,084        88,262     Sh            Sole                 88,262
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Federal Natl
Mtg Assn           Common       313586109         418         6,500     Sh            Sole                  6,500
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FedEx Corp         Common       31428X106         548        10,100     Sh            Sole                 10,100
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Federal Home
Ln Mtg Corp        Common       313400301       1,594        27,000     Sh            Sole                 27,000
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Gannett Co         Common       364730101         589         8,200     Sh            Sole                  8,200
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Gap, Inc.          Common       364760108         158         8,200     Sh            Sole                  8,200
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General
Dynamics Corp      Common       369550108         278         3,500     Sh            Sole                  3,500
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General Elec Co    Common       369604103       2,195        90,128     Sh            Sole                 90,128
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General Mills      Common       370334104         208         4,426     Sh            Sole                 4,426
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Gillette Co        Common       375766102         681        22,440     Sh            Sole                 22,440
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Glaxosmithkline
PLC                Common       37733W105         266         7,100     Sh            Sole                  7,100
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Guidant Corp       Common       401698105         290         9,400     Sh            Sole                  9,400
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Hewlett Packard
Co                 Common       428236103         191        11,030     Sh            Sole                 11,030
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Home Depot Inc     Common       437076102       1,326        55,350     Sh            Sole                 55,350
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Honeywell Intl
Inc                Common       438516106         485        20,200     Sh            Sole                 20,200
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Hugoton RTY        Unit Ben
TR TEX             Int          444717102         338        26,300     Sh            Sole                 26,300
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Intel Corp         Common       458140100       1,228        78,895     Sh            Sole                 78,895
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International
Business Machs     Common       459200101         778        10,035     Sh            Sole                 10,035
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Intuit             Common       461202103         282         6,000     Sh            Sole                  6,000
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I Shares           Russell
(ticker IWN)       2000         464287630         465         4,170     Sh            Sole                  4,170
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I Shares           Russell
(ticker IWM)       2000         464287655         265         3,500     Sh            Sole                  3,500
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Johnson &
Johnson            Common       478160104       2,664        49,600     Sh            Sole                 49,600
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JP Morgan Chase    Common       46625H100         207         8,639     Sh                                  8,639
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Liberty Media
Corp               Common       530718105          89        10,000     Sh            Sole                 10,000
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Lilly Eli & Co     Common       532457108         879        13,850     Sh            Sole                 13,850
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Marsh & McLennan
Cos Inc            Common       571748102         277         6,000     Sh            Sole                  6,000
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May Dept. Stores   Common       577778103         280        12,182     Sh            Sole                 12,182
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McDonald's Corp    Common       580135101         715        44,490     Sh            Sole                 44,490
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McGraw-Hill
Cos Inc            Common       580645109         743        12,300     Sh            Sole                 12,300
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Medtronic Inc      Common       585055106         891        19,550     Sh            Sole                 19,550
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Merck & Co Inc     Common       589331107       2,333        41,209     Sh            Sole                 41,209
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Microsoft Corp     Common       594918104       1,207        23,352     Sh            Sole                 23,352
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Mirant Corp        Common       604675108          73        38,850     Sh            Sole                 38,850
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Morgan Stnly
Dn. W.             Common       617446448         220         5,500     Sh            Sole                  5,500
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Motorola Inc       Common       620076109         466        53,860     Sh            Sole                 53,860
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Oracle Corp        Common       68389X105         424        39,250     Sh            Sole                 39,250
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Pepsico Inc        Common       713448108         537        12,715     Sh            Sole                 12,715
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Pfizer Inc         Common       717081103       3,360       109,900     Sh            Sole                109,900
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Pharmacia Corp.    Common       71713U102         395         9,448     Sh            Sole                  9,448
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Philip Morris
Cos Inc            Common       718154107         357         8,800     Sh            Sole                  8,800
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Procter &
Gamble Co          Common       742718109       1,543        17,957     Sh            Sole                 17,957
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S&P Midcap 400     Common       595635103         794        10,100     Sh            Sole                 10,100
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SBC
Communications     Common       78387G103         259         9,568     Sh            Sole                  9,568
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Schering Plough
Corp               Common       806605101         777        35,000     Sh            Sole                 35,000
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Sprint Corp        Com Fon      852061100         515        35,600     Sh            Sole                 35,600
                   Group
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Sprint Corp        PCS Com
(Pcs Gp)           Ser 1        852061506          78        17,800     Sh            Sole                 17,800
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Sun
Microsystems Inc   Common       866810104          32        10,170     Sh            Sole                 10,170
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Target Corp        Common       87612E106         803        26,750     Sh            Sole                 26,750
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Thermo Electron
Corp               Common       883556102         292        14,500     Sh            Sole                 14,500
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Tyco Intl Ltd      Common       902124106         723        42,312     Sh            Sole                 42,312
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Verizon Commun.    Common       92343V104         276         7,132     Sh            Sole                  7,132
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VerticalNet
Inc Res            Common       92532L206          17        22,006     Sh            Sole                 22,006
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Viacom Inc         CLB          925524308         204         5,000     Sh            Sole                  5,000
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Wal-Mart
Stores Inc         Common       931142103       3,068        60,742     Sh            Sole                 60,742
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Walgreen Co        Common       931422109       1,116        38,232     Sh            Sole                 38,232
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Whole Foods
Mkt Inc            Common       966837106         316         6,000     Sh            Sole                  6,000
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Wyeth              Common       983024100         299         7,994     Sh            Sole                  7,994
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